Related party transactions - Interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Total interest income arising from financial assets	$ 2,344	$ 4,017	$ 1,639
Associates
Related party transactions
Total interest income arising from financial assets	70	1,396	1,404
Castcrown Limited
Related party transactions
Total interest income arising from financial assets	70	198	325
MX Capital Ltd
Related party transactions
Total interest income arising from financial assets		$ 1,198	$ 1,079
Gamegears Limited | Castcrown Limited
Related party transactions
Advertising expense	44
Total related parties
Related party transactions
Advertising expense	$ 44